DOCUMENT AND ENTITY INFORMATION	Jul. 18, 2019
Cover page.
Document type	8-K/A
Document period end date	Jul. 18, 2019
Entity registrant name	HONEYWELL INTERNATIONAL INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8974
Entity Tax Identification Number	22-2640650
Entity Address, Address Line One	115 TABOR ROAD
Entity Address, City or Town	MORRIS PLAINS
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07950-2546
City Area Code	973
Local Phone Number	455-2000
Entity Listings [Line Items]
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Amendment No.1 to the Honeywell International Inc. (the "Company") Current Report on Form 8-K is being filed to correct the following clerical conforming errors in the text of Exhibit 99 to the Current Report on Form 8-K previously filed on July 18, 2019 (“Exhibit 99”): (1) Safety and Productivity Solutions segment profit was $267 million for the three months ended June 30, 2018 as correctly stated in the “Reconciliation of Segment Profit to Income Before Taxes” on page 7 of Exhibit 99; however, the Safety and Productivity Solutions Segment Profit line item set forth in the “2Q 2018” column in “Table 3: Summary of Segment Financial Results” on page 4 of Exhibit 99 was incorrectly stated as $2,676 million and has now been corrected to $267 million; and (2) the text immediately following “9%” in the second paragraph of the press release on page 1 of Exhibit 99 has been deleted as it was inadvertently inserted and is duplicative of footnote 2.
Amendment flag	true
Entity central index key	0000773840
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, par value $1 per share*
Trading Symbol	HON
NEW YORK STOCK EXCHANGE, INC.	NYSE
0.650% Senior Notes due 2020 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.650% Senior Notes due 2020
Trading Symbol	HON 20
NEW YORK STOCK EXCHANGE, INC.	NYSE
1.300% Senior Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.300% Senior Notes due 2023
Trading Symbol	HON 23A
NEW YORK STOCK EXCHANGE, INC.	NYSE
2.250% Senior Notes due 2028 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.250% Senior Notes due 2028
Trading Symbol	HON 28A
NEW YORK STOCK EXCHANGE, INC.	NYSE